American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2021

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Aerospace and Defense — 2.8%
General Dynamics Corp.	5,484	1,075,028
Raytheon Technologies Corp.	17,880	1,536,965
		2,611,993
Airlines — 0.7%
Southwest Airlines Co.(1)	12,177	626,263
Automobiles — 0.4%
Honda Motor Co. Ltd., ADR	13,456	412,696
Banks — 8.2%
JPMorgan Chase & Co.	19,570	3,203,413
Truist Financial Corp.	39,967	2,344,065
U.S. Bancorp	34,673	2,060,963
		7,608,441
Beverages — 1.7%
PepsiCo, Inc.	10,204	1,534,784
Capital Markets — 5.2%
Ameriprise Financial, Inc.	3,856	1,018,447
Bank of New York Mellon Corp. (The)	53,206	2,758,199
Northern Trust Corp.	9,204	992,283
		4,768,929
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	4,610	553,477
Communications Equipment — 4.1%
Cisco Systems, Inc.	49,913	2,716,765
F5 Networks, Inc.(1)	5,331	1,059,696
		3,776,461
Containers and Packaging — 1.0%
Sonoco Products Co.	15,627	931,057
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	12,970	3,540,032
Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	61,783	3,336,900
Electric Utilities — 5.1%
Duke Energy Corp.	11,053	1,078,662
Eversource Energy	9,197	751,947
Pinnacle West Capital Corp.	21,165	1,531,499
Xcel Energy, Inc.	21,834	1,364,625
		4,726,733
Electrical Equipment — 3.0%
Emerson Electric Co.	20,025	1,886,355
nVent Electric plc	26,701	863,243
		2,749,598
Electronic Equipment, Instruments and Components — 0.7%
TE Connectivity Ltd.	4,682	642,464
Energy Equipment and Services — 1.0%
Baker Hughes Co.	36,558	904,079
Entertainment — 1.0%
Walt Disney Co. (The)(1)	5,619	950,566
Equity Real Estate Investment Trusts (REITs) — 1.2%
Healthpeak Properties, Inc.	32,851	1,099,851

Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	24,145	803,983
Walmart, Inc.	8,829	1,230,586
		2,034,569
Food Products — 3.2%
Conagra Brands, Inc.	38,615	1,307,890
Danone SA	6,852	467,155
Mondelez International, Inc., Class A	19,584	1,139,397
		2,914,442
Health Care Equipment and Supplies — 6.9%
Becton Dickinson and Co.	5,836	1,434,606
Medtronic plc	27,100	3,396,985
Zimmer Biomet Holdings, Inc.	10,442	1,528,291
		6,359,882
Health Care Providers and Services — 4.9%
Cigna Corp.	5,486	1,098,078
CVS Health Corp.	14,070	1,193,980
McKesson Corp.	3,573	712,385
Quest Diagnostics, Inc.	5,416	786,999
Universal Health Services, Inc., Class B	4,995	691,158
		4,482,600
Health Care Technology — 1.7%
Cerner Corp.	22,697	1,600,592
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA(1)	5,831	509,604
Household Products — 3.0%
Colgate-Palmolive Co.	10,461	790,642
Kimberly-Clark Corp.	7,813	1,034,754
Procter & Gamble Co. (The)	6,617	925,057
		2,750,453
Industrial Conglomerates — 1.6%
Siemens AG	9,125	1,492,403
Insurance — 5.6%
Aflac, Inc.	27,069	1,411,107
Allstate Corp. (The)	9,136	1,163,104
Chubb Ltd.	9,855	1,709,646
MetLife, Inc.	13,880	856,812
		5,140,669
IT Services — 1.0%
Automatic Data Processing, Inc.	4,740	947,621
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	11,626	1,112,841
Oil, Gas and Consumable Fuels — 5.4%
Chevron Corp.	21,061	2,136,638
ConocoPhillips	20,563	1,393,555
TotalEnergies SE, ADR	30,830	1,477,682
		5,007,875
Paper and Forest Products — 0.8%
Mondi plc	28,556	699,793
Personal Products — 2.3%
Unilever plc, ADR	39,283	2,129,924
Pharmaceuticals — 8.2%
Johnson & Johnson	25,942	4,189,633
Merck & Co., Inc.	26,779	2,011,371
Pfizer, Inc.	16,101	692,504

Roche Holding AG	1,939	707,676
		7,601,184
Road and Rail — 0.8%
Norfolk Southern Corp.	2,944	704,352
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	6,578	1,264,357
Software — 0.7%
Oracle Corp. (New York)	7,608	662,885
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	6,258	1,307,234
TOTAL COMMON STOCKS (Cost $73,421,485)		89,497,604
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value ETF (Cost $713,169)	4,422	692,087
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $312,309), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $306,087)		306,087
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,039,428), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $1,019,000)		1,019,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	356,017	356,017
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,681,104)		1,681,104
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $75,815,758)		91,870,795
OTHER ASSETS AND LIABILITIES — 0.5%		461,969
TOTAL NET ASSETS — 100.0%		$92,332,764

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	585,245	CHF	538,460	Morgan Stanley	12/30/21	$6,117
USD	24,454	CHF	22,570	Morgan Stanley	12/30/21	179
USD	3,621,923	EUR	3,080,941	Credit Suisse AG	12/31/21	46,006
USD	100,467	EUR	85,374	Credit Suisse AG	12/31/21	1,378
USD	223,400	EUR	190,533	Credit Suisse AG	12/31/21	2,256
USD	166,394	EUR	142,143	Credit Suisse AG	12/31/21	1,414
USD	2,330,347	GBP	1,706,834	JPMorgan Chase Bank N.A.	12/31/21	30,011
USD	107,687	GBP	78,566	JPMorgan Chase Bank N.A.	12/31/21	1,802
JPY	6,349,211	USD	57,270	Bank of America N.A.	12/30/21	(168)
JPY	8,276,006	USD	74,283	Bank of America N.A.	12/30/21	147
JPY	1,306,301	USD	11,717	Bank of America N.A.	12/30/21	32
JPY	1,065,926	USD	9,568	Bank of America N.A.	12/30/21	18
USD	534,904	JPY	58,587,539	Bank of America N.A.	12/30/21	7,998
USD	14,596	JPY	1,617,783	Bank of America N.A.	12/30/21	46
						$97,236

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Food and Staples Retailing	1,230,586	803,983	—
Food Products	2,447,287	467,155	—
Hotels, Restaurants and Leisure	—	509,604	—
Industrial Conglomerates	—	1,492,403	—
Paper and Forest Products	—	699,793	—
Pharmaceuticals	6,893,508	707,676	—
Other Industries	74,245,609	—	—
Exchange-Traded Funds	692,087	—	—
Temporary Cash Investments	356,017	1,325,087	—
	85,865,094	6,005,701	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	97,404	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	168	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.